Investments in Associates and Joint Ventures - Roll forward (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments in associates and joint ventures
At January 1	$ 50,450,949	$ 26,704,235
Reverse impairment losses		593,838
Share of loss of associates and joint ventures, net	(4,803,533)	(8,724,643)
Share of other comprehensive income of associates	4,278,531	4,245,546
Foreign currency translation adjustments	(6,585,695)	(3,261,758)
Dividends from PDS	(8,000)	(10,000)
Consideration in common and preferred stock of TelevisaUnivision		30,912,000
Other	119,238	(28,106)
At December 31	43,427,638	50,450,949
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC").
Investments in associates and joint ventures
At January 1	750,169
Long-term loans granted to GTAC, net	155,062	166,223
GTAC payments of principal and interest	(178,914)	(146,386)
At December 31	844,728	750,169
TelevisaUnivision (formerly known as UH II)
Investments in associates and joint ventures
At January 1	49,446,349
At December 31	$ 42,326,344	$ 49,446,349